Revenues (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following represents the Company's disaggregated revenues:

	Year Ended 31 March 2023
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,787.6	$539.2	$68.6	$3,395.4
Fiber gypsum revenues	—	—	381.7	381.7
Total revenues	$2,787.6	$539.2	$450.3	$3,777.1

	Year Ended 31 March 2022
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,551.3	$574.9	$76.3	$3,202.5
Fiber gypsum revenues	—	—	412.2	412.2
Total revenues	$2,551.3	$574.9	$488.5	$3,614.7

	Year Ended 31 March 2021
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,040.2	$458.2	$55.3	$2,553.7
Fiber gypsum revenues	—	—	355.0	355.0
Total revenues	$2,040.2	$458.2	$410.3	$2,908.7